Expense Example, No Redemption {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-13 - Fidelity Investment Grade Bond Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Investment Grade Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Investment Grade Bond Fund: Class M
Expense Example, No Redemption:
1 Year	473
3 Years	627
5 Years	795
10 Years	1,282
Fidelity Advisor Investment Grade Bond Fund: Class C
Expense Example, No Redemption:
1 Year	155
3 Years	480
5 Years	829
10 Years	1,604
Fidelity Advisor Investment Grade Bond Fund: Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Investment Grade Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500